Consolidated Statements of Changes in Equity (USD $)	Total		Common Class A [Member]	Class B [Member]	Treasury Stock [Member]	Common Stock [Member]	Additional Paid-in Capital from Treasury Stock Transactions [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive (Loss) Income, Net of Tax [Member]	Total Shareholders' Equity [Member]	Nonredeemable Noncontrolling Interest in Subsidiary [Member]	Redeemable Noncontrolling Interests in Subsidiaries Temporary Equity [Member]
Balance at Dec. 31, 2009	$ 528,815,000					$ 217,009,000	$ 0	$ 1,105,073,000	$ (795,389,000)	$ 1,514,000	$ 528,207,000	$ 608,000	$ 13,913,000
Shares, Outstanding at Dec. 31, 2009			9,000	102,934,237	26,571,219
Net Income	187,937,000		0	0	0	0	0	179,114,000	0	0	179,114,000	8,823,000	1,226,000
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on securities available for sale and reclassification adjustment	2,840,000	[1]	0	0	0	0	0	0	0	2,840,000	2,840,000	0	0
Reclassification adjustment and unrealized loss on interest rate swap	(7,627,000)	[2]	0	0	0	0	0	0	0	(7,627,000)	(7,627,000)	0	0
Foreign currency translation (loss) gain and reclassification adjustment	(422,000)		0	0	0	0	0	0	0	(422,000)	(422,000)	0	(48,000)
Subscriptions – redeemable noncontrolling interest holders	0		0	0	0	0	0	0	0	0	0	0	10,074,000
Consolidation/(Deconsolidation)	0		0	0	0	0	0	0	0	0	0	0	(21,334,000)
Stock award activity	21,905,000					20,118,000	0	(19,096,000)	20,883,000	0	21,905,000	0	0
Stock award activity, shares			0	903,379	(903,379)
Dividends declared/Distributions to noncontrolling interest in subsidiaries	(237,142,000)		0	0	0	0	0	(228,084,000)	0	0	(228,084,000)	(9,058,000)	(2,288,000)
Stock option activity	10,073,000					270,000	135,000	(478,000)	10,146,000	0	10,073,000	0	0
Stock option activity, shares			0	486,150	(486,150)
Purchase of treasury stock	(14,249,000)					0	0	0	(14,249,000)	0	(14,249,000)	0	0
Purchase of treasury stock, shares			0	(659,675)	659,675
Other	42,000					0	0	42,000	0	0	42,000	0	0
Other, shares			0	0	0
Balance at Dec. 31, 2010	492,172,000					237,397,000	135,000	1,036,571,000	(778,609,000)	(3,695,000)	491,799,000	373,000	1,543,000
Shares, Outstanding at Dec. 31, 2010			9,000	103,664,091	25,841,365
Net Income	154,967,000		0	0	0	0	0	150,906,000	0	0	150,906,000	4,061,000	116,000
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on securities available for sale and reclassification adjustment	(2,939,000)	[1]	0	0	0	0	0	0	0	(2,939,000)	(2,939,000)	0	0
Reclassification adjustment and unrealized loss on interest rate swap	(2,007,000)	[2]	0	0	0	0	0	0	0	(2,007,000)	(2,007,000)	0	0
Foreign currency translation (loss) gain and reclassification adjustment	29,000		0	0	0	0	0	0	0	29,000	29,000	0	(28,000)
Subscriptions – redeemable noncontrolling interest holders	0		0	0	0	0	0	0	0	0	0	0	6,511,000
Consolidation/(Deconsolidation)	0		0	0	0	0	0	0	0	0	0	0	(7,626,000)
Stock award activity	21,050,000					19,770,000	(797,000)	(17,640,000)	19,717,000	0	21,050,000	0	0
Stock award activity, shares			0	1,016,376	(1,016,376)
Dividends declared/Distributions to noncontrolling interest in subsidiaries	(103,637,000)		0	0	0	0	0	(99,921,000)	0	0	(99,921,000)	(3,716,000)	(10,000)
Stock option activity	11,102,000					(4,028,000)	662,000	0	14,468,000	0	11,102,000	0	0
Stock option activity, shares			0	603,418	(603,418)
Purchase of treasury stock	(28,057,000)					0	0	0	(28,057,000)	0	(28,057,000)	0	0
Purchase of treasury stock, shares			0	(1,540,795)	1,540,795
Other	(3,000)					0	0	(3,000)	0	0	(3,000)	0	0
Other, shares			0	0	0
Balance at Dec. 31, 2011	542,677,000					253,139,000	0	1,069,913,000	(772,481,000)	(8,612,000)	541,959,000	718,000	506,000
Shares, Outstanding at Dec. 31, 2011			9,000	103,743,090	25,762,366
Net Income	197,560,000		0	0	0	0	0	188,088,000	0	0	188,088,000	9,472,000	68,000
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on securities available for sale and reclassification adjustment	3,319,000	[1]	0	0	0	0	0	0	0	3,319,000	3,319,000	0	0
Reclassification adjustment and unrealized loss on interest rate swap	2,563,000	[2]	0	0	0	0	0	0	0	2,563,000	2,563,000	0	0
Foreign currency translation (loss) gain and reclassification adjustment	(207,000)		0	0	0	0	0	0	0	(207,000)	(207,000)	0	(215,000)
Subscriptions – redeemable noncontrolling interest holders	0		0	0	0	0	0	0	0	0	0	0	14,070,000
Consolidation/(Deconsolidation)	0		0	0	0	0	0	0	0	0	0	0	5,353,000
Stock award activity	22,831,000					21,227,000	0	(17,189,000)	18,793,000	0	22,831,000	0	0
Stock award activity, shares			0	1,019,773	(1,019,773)
Dividends declared/Distributions to noncontrolling interest in subsidiaries	(265,265,000)		0	0	0	0	0	(256,319,000)	0	0	(256,319,000)	(8,946,000)	(12,514,000)
Stock option activity	(480,000)					(480,000)	0	0	0	0	(480,000)	0	0
Stock option activity, shares			0	0	0
Purchase of treasury stock	(6,334,000)					0	0	0	(6,334,000)	0	(6,334,000)	0	0
Purchase of treasury stock, shares			0	(321,687)	321,687
Other	12,000					0	0	12,000	0	0	12,000	0	0
Other, shares			0	0	0
Balance at Dec. 31, 2012	$ 496,676,000					$ 273,886,000	$ 0	$ 984,505,000	$ (760,022,000)	$ (2,937,000)	$ 495,432,000	$ 1,244,000	$ 7,268,000
Shares, Outstanding at Dec. 31, 2012			9,000	104,441,176	25,064,280

[1]	The tax expense (benefit) related to this line item was $2,282, $(2,139) and $2,209 for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	The tax expense (benefit) related to this line item was $1,500, $(1,501) and $(4,107) for the years ended December 31, 2012, 2011 and 2010, respectively.